Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Prepaid and input VAT	120,376	38,890
Prepaid marketing expenses	16,192	25,913
Prepaid expenses (1)	21,896	16,125
Interest receivables	1,737	6,536
Deposits (2)	8,929	4,381
Receivables from third-party payment agencies	4,367	19,162
Staff advances	751	374
Others	6,633	6,256
Total	180,881	117,637

(1)	Represented the prepaid expenses for telecommunications, network, property management fee and software usage fee.
(2)	Represented rental deposits, deposits for search engine marketing activities and deposits for leasehold improvement of buildings which all being refundable within one year.